PORTFOLIO OF INVESTMENTS – as of April 30, 2022 (Unaudited)

Natixis Sustainable Future 2030 Fund

Shares	Description	Value (†)

Common Stocks – 43.1% of Net Assets
	Aerospace & Defense – 0.7%
44	Axon Enterprise, Inc.(a)	$4,937
358	Boeing Co. (The)(a)	53,285
57	General Dynamics Corp.	13,482
8	L3Harris Technologies, Inc.	1,858
13	Lockheed Martin Corp.	5,617
64	Moog, Inc., Class A	5,112
8	Northrop Grumman Corp.	3,515
123	Raytheon Technologies Corp.	11,674

		99,480

	Air Freight & Logistics – 0.3%
178	Expeditors International of Washington, Inc.	17,635
14	FedEx Corp.	2,782
78	GXO Logistics, Inc.(a)	4,617
80	United Parcel Service, Inc., Class B	14,398

		39,432

	Airlines – 0.1%
197	Delta Air Lines, Inc.(a)	8,477
639	JetBlue Airways Corp.(a)	7,035

		15,512

	Auto Components – 0.2%
17	Aptiv PLC(a)	1,809
445	BorgWarner, Inc.	16,389
431	Dana, Inc.	6,383
57	Visteon Corp.(a)	5,969

		30,550

	Automobiles – 0.8%
222	Ford Motor Co.	3,144
690	General Motors Co.(a)	26,158
82	Tesla, Inc.(a)	71,402
60	Thor Industries, Inc.	4,593

		105,297

	Banks – 2.1%
309	Ameris Bancorp	12,885
587	Bank of America Corp.	20,944
298	Cadence Bank	7,462
727	Citigroup, Inc.	35,049
285	Citizens Financial Group, Inc.	11,229
126	Cullen/Frost Bankers, Inc.	16,669
114	Fifth Third Bancorp	4,278
1,410	FNB Corp.	16,243
984	Fulton Financial Corp.	14,927
598	Huntington Bancshares, Inc.	7,864
265	International Bancshares Corp.	10,544

Shares	Description	Value (†)

Common Stocks – continued
	Banks – continued
64	JPMorgan Chase & Co.	$7,639
634	KeyCorp	12,243
55	M&T Bank Corp.	9,165
40	PNC Financial Services Group, Inc. (The)	6,644
397	Regions Financial Corp.	8,226
380	Truist Financial Corp.	18,373
410	Trustmark Corp.	11,431
224	U.S. Bancorp	10,877
249	Webster Financial Corp.	12,448
622	Wells Fargo & Co.	27,138
109	Wintrust Financial Corp.	9,518

		291,796

	Beverages – 1.5%
44	Boston Beer Co., Inc. (The), Class A(a)	16,500
278	Coca-Cola Co. (The)	17,962
124	Constellation Brands, Inc., Class A	30,515
1,673	Keurig Dr Pepper, Inc.	62,570
686	Monster Beverage Corp.(a)	58,777
85	PepsiCo, Inc.	14,595

		200,919

	Biotechnology – 1.4%
123	AbbVie, Inc.	18,066
223	Alnylam Pharmaceuticals, Inc.(a)	29,755
58	Amgen, Inc.	13,525
143	Arrowhead Pharmaceuticals, Inc.(a)	5,879
13	Biogen, Inc.(a)	2,697
173	BioMarin Pharmaceutical, Inc.(a)	14,074
271	CRISPR Therapeutics AG(a)	13,447
39	Ligand Pharmaceuticals, Inc.(a)	3,621
65	Moderna, Inc.(a)	8,737
74	Neurocrine Biosciences, Inc.(a)	6,662
120	Regeneron Pharmaceuticals, Inc.(a)	79,093

		195,556

	Building Products – 0.4%
116	Builders FirstSource, Inc.(a)	7,142
43	Carlisle Cos., Inc.	11,152
141	Carrier Global Corp.	5,396
49	Johnson Controls International PLC	2,934
42	Lennox International, Inc.	8,954
127	Owens Corning	11,548
83	Trex Co., Inc.(a)	4,830

		51,956

	Capital Markets – 2.2%
16	Ameriprise Financial, Inc.	4,248
632	Bank of New York Mellon Corp. (The)	26,582
9	BlackRock, Inc.	5,622
783	Charles Schwab Corp. (The)	51,936

Shares	Description	Value (†)

Common Stocks – continued
	Capital Markets – continued
24	CME Group, Inc.	$5,264
62	FactSet Research Systems, Inc.	25,016
98	Goldman Sachs Group, Inc. (The)	29,938
247	Intercontinental Exchange, Inc.	28,605
213	Janus Henderson Group PLC	6,492
458	KKR & Co., Inc.	23,344
28	Moody’s Corp.	8,862
53	Morgan Stanley	4,271
50	MSCI, Inc.	21,063
68	Northern Trust Corp.	7,008
382	SEI Investments Co.	21,285
425	State Street Corp.	28,462
41	Virtus Investment Partners, Inc.	7,264

		305,262

	Chemicals – 0.5%
276	Dow, Inc.	18,354
40	DuPont de Nemours, Inc.	2,637
13	Ecolab, Inc.	2,201
115	HB Fuller Co.	7,671
82	Innospec, Inc.	7,815
15	International Flavors & Fragrances, Inc.	1,820
28	Linde PLC	8,735
98	Minerals Technologies, Inc.	6,234
12	PPG Industries, Inc.	1,536
14	Sherwin-Williams Co. (The)	3,849
56	Stepan Co.	5,718

		66,570

	Commercial Services & Supplies – 0.2%
59	MSA Safety, Inc.	7,121
70	Tetra Tech, Inc.	9,749
123	Viad Corp.(a)	4,028
22	Waste Management, Inc.	3,618

		24,516

	Communications Equipment – 0.2%
26	Arista Networks, Inc.(a)	3,005
141	Ciena Corp.(a)	7,779
276	Cisco Systems, Inc.	13,518
9	F5, Inc.(a)	1,507
78	Lumentum Holdings, Inc.(a)	6,334

		32,143

	Construction & Engineering – 0.1%
230	AECOM	16,229

	Consumer Finance – 1.0%
1,177	Ally Financial, Inc.	47,033
301	American Express Co.	52,588
300	Capital One Financial Corp.	37,386

Shares	Description	Value (†)

Common Stocks – continued
	Consumer Finance – continued
163	Green Dot Corp., Class A(a)	$4,316

		141,323

	Containers & Packaging – 0.1%
31	Ball Corp.	2,516
67	International Paper Co.	3,101
170	WestRock Co.	8,420

		14,037

	Distributors – 0.0%
41	Genuine Parts Co.	5,332

	Diversified Consumer Services – 0.2%
121	Grand Canyon Education, Inc.(a)	11,613
143	Service Corp. International	9,382

		20,995

	Diversified Telecommunication Services – 0.1%
1,847	Lumen Technologies, Inc.	18,581

	Electric Utilities – 0.3%
153	American Electric Power Co., Inc.	15,164
44	Eversource Energy	3,845
78	IDACORP, Inc.	8,204
154	NextEra Energy, Inc.	10,937

		38,150

	Electrical Equipment – 0.5%
30	Acuity Brands, Inc.	5,174
63	Eaton Corp. PLC	9,136
40	Emerson Electric Co.	3,607
54	Hubbell, Inc.	10,549
526	Plug Power, Inc.(a)	11,057
53	Rockwell Automation, Inc.	13,392
675	Sunrun, Inc.(a)	13,487

		66,402

	Electronic Equipment, Instruments & Components – 0.5%
148	Avnet, Inc.	6,462
9	CDW Corp.	1,469
152	Cognex Corp.	10,280
33	Coherent, Inc.(a)	8,841
115	Corning, Inc.	4,047
170	Itron, Inc.(a)	8,122
10	Keysight Technologies, Inc.(a)	1,403
30	Littelfuse, Inc.	6,877
99	TE Connectivity Ltd.	12,353
15	Trimble, Inc.(a)	1,000

		60,854

	Energy Equipment & Services – 0.2%
771	Archrock, Inc.	6,715

Shares	Description	Value (†)

Common Stocks – continued
	Energy Equipment & Services – continued
83	Baker Hughes Co.	$2,575
337	ChampionX Corp.	7,111
117	Schlumberger NV	4,564

		20,965

	Entertainment – 1.0%
53	Activision Blizzard, Inc.	4,007
136	Electronic Arts, Inc.	16,055
199	Netflix, Inc.(a)	37,882
150	Take-Two Interactive Software, Inc.(a)	17,926
466	Walt Disney Co. (The)(a)	52,019
658	Warner Bros Discovery, Inc.(a)	11,943

		139,832

	Food & Staples Retailing – 0.5%
116	BJ’s Wholesale Club Holdings, Inc.(a)	7,465
9	Costco Wholesale Corp.	4,786
68	Kroger Co. (The)	3,669
286	SpartanNash Co.	9,804
358	Sprouts Farmers Market, Inc.(a)	10,668
184	Sysco Corp.	15,728
88	Walgreens Boots Alliance, Inc.	3,731
46	Walmart, Inc.	7,038

		62,889

	Food Products – 0.3%
96	Campbell Soup Co.	4,533
107	Darling Ingredients, Inc.(a)	7,853
73	General Mills, Inc.	5,163
154	Hain Celestial Group, Inc. (The)(a)	5,165
66	Hormel Foods Corp.	3,458
78	Ingredion, Inc.	6,639
21	J.M. Smucker Co. (The)	2,876
38	Kellogg Co.	2,603
20	McCormick & Co., Inc.	2,011
63	Mondelez International, Inc., Class A	4,062

		44,363

	Gas Utilities – 0.1%
262	New Jersey Resources Corp.	11,308
89	ONE Gas, Inc.	7,509

		18,817

	Health Care Equipment & Supplies – 0.7%
5	Align Technology, Inc.(a)	1,450
25	Baxter International, Inc.	1,776
34	Becton Dickinson & Co.	8,404
10	Cooper Cos., Inc. (The)	3,610
5	DexCom, Inc.(a)	2,043
41	Edwards Lifesciences Corp.(a)	4,337
7	Embecta Corp.(a)	213

Shares	Description	Value (†)

Common Stocks – continued
	Health Care Equipment & Supplies – continued
83	Globus Medical, Inc., Class A(a)	$5,496
93	Haemonetics Corp.(a)	4,712
36	Hologic, Inc.(a)	2,592
64	Intuitive Surgical, Inc.(a)	15,315
42	Penumbra, Inc.(a)	7,248
38	STAAR Surgical Co.(a)	2,169
135	STERIS PLC	30,247
14	Stryker Corp.	3,378
55	Tandem Diabetes Care, Inc.(a)	5,306
9	Teleflex, Inc.	2,571

		100,867

	Health Care Providers & Services – 1.3%
28	Amedisys, Inc.(a)	3,574
12	Anthem, Inc.	6,023
59	Centene Corp.(a)	4,752
19	Chemed Corp.	9,336
19	Cigna Corp.	4,689
242	CVS Health Corp.	23,264
78	DaVita, Inc.(a)	8,453
75	Encompass Health Corp.	5,162
282	HCA Healthcare, Inc.	60,503
42	Henry Schein, Inc.(a)	3,406
71	Humana, Inc.	31,564
11	Laboratory Corp. of America Holdings(a)	2,643
209	MEDNAX, Inc.(a)	3,871
22	Quest Diagnostics, Inc.	2,945
210	Select Medical Holdings Corp.	4,748
113	Tenet Healthcare Corp.(a)	8,194

		183,127

	Health Care Technology – 0.4%
374	Allscripts Healthcare Solutions, Inc.(a)	7,727
28	Cerner Corp.	2,622
647	Doximity, Inc., Class A(a)	25,796
125	Veeva Systems, Inc., Class A(a)	22,743

		58,888

	Hotels, Restaurants & Leisure – 1.2%
20	Booking Holdings, Inc.(a)	44,206
15	Expedia Group, Inc.(a)	2,621
152	Hilton Worldwide Holdings, Inc.(a)	23,604
92	Jack in the Box, Inc.	7,614
30	McDonald’s Corp.	7,475
149	Six Flags Entertainment Corp.(a)	5,702
395	Starbucks Corp.	29,483
195	Travel & Leisure Co.	10,819
415	Yum China Holdings, Inc.	17,347
129	Yum! Brands, Inc.	15,094

		163,965

Shares	Description	Value (†)

Common Stocks – continued
	Household Durables – 0.3%
40	DR Horton, Inc.	$2,784
239	KB Home	7,751
94	Meritage Homes Corp.(a)	7,760
373	PulteGroup, Inc.	15,576
322	Taylor Morrison Home Corp.(a)	8,433

		42,304

	Household Products – 0.4%
327	Colgate-Palmolive Co.	25,195
118	Kimberly-Clark Corp.	16,382
113	Procter & Gamble Co. (The)	18,142

		59,719

	Independent Power & Renewable Electricity Producers – 0.2%
115	AES Corp. (The)	2,348
269	NextEra Energy Partners LP	17,932
208	Sunnova Energy International, Inc.(a)	3,592

		23,872

	Industrial Conglomerates – 0.2%
76	3M Co.	10,961
188	General Electric Co.	14,015
37	Honeywell International, Inc.	7,160

		32,136

	Insurance – 1.4%
41	Aflac, Inc.	2,349
38	Allstate Corp. (The)	4,809
587	American International Group, Inc.	34,345
42	Chubb Ltd.	8,671
137	First American Financial Corp.	7,988
52	Hanover Insurance Group, Inc. (The)	7,635
425	Hartford Financial Services Group, Inc. (The)	29,720
59	Marsh & McLennan Cos., Inc.	9,540
25	MetLife, Inc.	1,642
71	Prudential Financial, Inc.	7,704
315	Reinsurance Group of America, Inc.	33,806
147	Selective Insurance Group, Inc.	12,107
42	Travelers Cos., Inc. (The)	7,185
120	Willis Towers Watson PLC	25,783

		193,284

	Interactive Media & Services – 2.0%
25	Alphabet, Inc., Class A(a)	57,055
33	Alphabet, Inc., Class C(a)	75,878
530	Meta Platforms, Inc., Class A(a)	106,249
1,303	Pinterest, Inc., Class A(a)	26,738
25	Twitter, Inc.(a)	1,225

		267,145

Shares	Description	Value (†)

Common Stocks – continued
	Internet & Direct Marketing Retail – 1.3%
184	Alibaba Group Holding Ltd., Sponsored ADR(a)	$17,865
45	Amazon.com, Inc.(a)	111,853
719	eBay, Inc.	37,330
129	Etsy, Inc.(a)	12,022
226	Qurate Retail, Inc., Class A	951

		180,021

	IT Services – 2.5%
17	Accenture PLC, Class A	5,106
54	Automatic Data Processing, Inc.	11,782
185	Block, Inc.(a)	18,415
54	Cognizant Technology Solutions Corp., Class A	4,369
54	Concentrix Corp.	8,504
537	DXC Technology Co.(a)	15,412
338	Fiserv, Inc.(a)	33,097
104	Gartner, Inc.(a)	30,217
124	Global Payments, Inc.	16,985
94	International Business Machines Corp.	12,428
8	Kyndryl Holdings, Inc.(a)	95
116	Mastercard, Inc., Class A	42,152
39	Paychex, Inc.	4,942
269	PayPal Holdings, Inc.(a)	23,653
57	Perficient, Inc.(a)	5,666
24	Shopify, Inc., Class A(a)	10,244
13	VeriSign, Inc.(a)	2,323
407	Visa, Inc., Class A	86,744
41	WEX, Inc.(a)	6,816

		338,950

	Life Sciences Tools & Services – 0.5%
46	Agilent Technologies, Inc.	5,486
40	Danaher Corp.	10,045
103	Illumina, Inc.(a)	30,555
167	NeoGenomics, Inc.(a)	1,578
44	Repligen Corp.(a)	6,919
19	Thermo Fisher Scientific, Inc.	10,506
11	Waters Corp.(a)	3,333

		68,422

	Machinery – 1.0%
80	AGCO Corp.	10,192
38	Caterpillar, Inc.	8,001
39	Chart Industries, Inc.(a)	6,584
70	Cummins, Inc.	13,243
88	Deere & Co.	33,225
37	Illinois Tool Works, Inc.	7,293
133	ITT, Inc.	9,339
105	Oshkosh Corp.	9,706
25	Otis Worldwide Corp.	1,821
178	PACCAR, Inc.	14,783
23	Parker-Hannifin Corp.	6,229

Shares	Description	Value (†)

Common Stocks – continued
	Machinery – continued
132	Terex Corp.	$4,488
116	Toro Co. (The)	9,295

		134,199

	Media – 1.0%
7	Cable One, Inc.	8,163
95	Charter Communications, Inc., Class A(a)	40,707
974	Comcast Corp., Class A	38,726
466	Interpublic Group of Cos., Inc. (The)	15,201
144	New York Times Co. (The), Class A	5,518
889	News Corp., Class A	17,655
191	Omnicom Group, Inc.	14,541
72	Paramount Global, Class B	2,097

		142,608

	Metals & Mining – 0.4%
91	Alcoa Corp.	6,170
255	Cleveland-Cliffs, Inc.(a)	6,500
241	Commercial Metals Co.	9,881
35	Newmont Corp.	2,550
16	Nucor Corp.	2,476
54	Reliance Steel & Aluminum Co.	10,706
131	Steel Dynamics, Inc.	11,233

		49,516

	Multi-Utilities – 0.2%
103	Consolidated Edison, Inc.	9,552
41	DTE Energy Co.	5,373
27	Sempra Energy	4,357
28	WEC Energy Group, Inc.	2,801

		22,083

	Multiline Retail – 0.3%
119	Kohl’s Corp.	6,888
289	Macy’s, Inc.	6,985
90	Target Corp.	20,578

		34,451

	Oil, Gas & Consumable Fuels – 1.9%
894	Antero Midstream Corp.	9,181
1,140	APA Corp.	46,660
80	Chevron Corp.	12,534
558	CNX Resources Corp.(a)	11,467
495	ConocoPhillips	47,282
173	Diamondback Energy, Inc.	21,838
464	EOG Resources, Inc.	54,177
248	EQT Corp.	9,858
177	Exxon Mobil Corp.	15,089
176	Kinder Morgan, Inc.	3,194
163	Marathon Oil Corp.	4,062
231	Range Resources Corp.(a)	6,916

Shares	Description	Value (†)

Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
873	Southwestern Energy Co.(a)	$6,548
35	Valero Energy Corp.	3,902

		252,708

	Paper & Forest Products – 0.0%
81	Louisiana-Pacific Corp.	5,226

	Pharmaceuticals – 1.5%
563	Bristol-Myers Squibb Co.	42,377
57	Jazz Pharmaceuticals PLC(a)	9,133
101	Johnson & Johnson	18,226
238	Merck & Co., Inc.	21,108
423	Novartis AG, Sponsored ADR	37,237
156	Novo Nordisk A/S, Sponsored ADR	17,784
286	Pfizer, Inc.	14,034
729	Roche Holding AG, Sponsored ADR	33,665
257	Viatris, Inc.	2,655
26	Zoetis, Inc.	4,608

		200,827

	Professional Services – 0.3%
76	Equifax, Inc.	15,467
106	Exponent, Inc.	10,156
108	Korn Ferry	6,636
64	ManpowerGroup, Inc.	5,773

		38,032

	Real Estate Management & Development – 0.2%
239	CBRE Group, Inc., Class A(a)	19,847
54	Jones Lang LaSalle, Inc.(a)	11,811

		31,658

	REITs - Apartments – 0.3%
194	American Campus Communities, Inc.	12,546
13	AvalonBay Communities, Inc.	2,957
129	Camden Property Trust	20,239
69	Equity Residential	5,623

		41,365

	REITs - Diversified – 0.4%
628	American Assets Trust, Inc.	22,985
53	American Tower Corp.	12,774
44	Crown Castle International Corp.	8,149
17	Digital Realty Trust, Inc.	2,484
7	Equinix, Inc.	5,034
141	Weyerhaeuser Co.	5,812

		57,238

	REITs - Health Care – 0.1%
48	Ventas, Inc.	2,667

Shares	Description	Value (†)

Common Stocks – continued
	REITs - Health Care – continued
56	Welltower, Inc.	$5,085

		7,752

	REITs - Hotels – 0.0%
146	Host Hotels & Resorts, Inc.	2,971

	REITs - Mortgage – 0.1%
332	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,277

	REITs - Office Property – 0.4%
968	Brandywine Realty Trust	11,296
475	Corporate Office Properties Trust	12,678
330	Douglas Emmett, Inc.	9,722
440	Easterly Government Properties, Inc.	8,382
146	Kilroy Realty Corp.	10,220

		52,298

	REITs - Regional Malls – 0.0%
339	Macerich Co. (The)	4,254

	REITs - Shopping Centers – 0.2%
784	Brixmor Property Group, Inc.	19,898

	REITs - Warehouse/Industrials – 0.1%
85	ProLogis, Inc.	13,625

	Road & Rail – 0.3%
24	Avis Budget Group, Inc.(a)	6,424
11	Canadian Pacific Railway Ltd.	805
230	CSX Corp.	7,898
36	Norfolk Southern Corp.	9,284
85	Ryder System, Inc.	5,942
35	Union Pacific Corp.	8,200

		38,553

	Semiconductors & Semiconductor Equipment – 2.0%
74	Advanced Micro Devices, Inc.(a)	6,328
35	Analog Devices, Inc.	5,403
56	Applied Materials, Inc.	6,180
82	Cirrus Logic, Inc.(a)	6,216
56	Enphase Energy, Inc.(a)	9,038
237	First Solar, Inc.(a)	17,308
423	Intel Corp.	18,439
10	Lam Research Corp.	4,658
180	Lattice Semiconductor Corp.(a)	8,647
130	Micron Technology, Inc.	8,865
522	NVIDIA Corp.	96,815
297	QUALCOMM, Inc.	41,488
72	Silicon Laboratories, Inc.(a)	9,713
36	Synaptics, Inc.(a)	5,344
105	Texas Instruments, Inc.	17,876
46	Universal Display Corp.	5,876

Shares	Description	Value (†)

Common Stocks – continued
	Semiconductors & Semiconductor Equipment – continued
82	Wolfspeed, Inc.(a)	$7,520

		275,714

	Software – 2.9%
27	Adobe, Inc.(a)	10,691
57	Aspen Technology, Inc.(a)	9,037
237	Autodesk, Inc.(a)	44,859
66	Blackbaud, Inc.(a)	3,829
129	CommVault Systems, Inc.(a)	7,869
23	Fair Isaac Corp.(a)	8,591
290	Microsoft Corp.	80,481
853	NortonLifeLock, Inc.	21,359
1,054	Oracle Corp.	77,363
44	Paylocity Holding Corp.(a)	8,344
58	Qualys, Inc.(a)	7,904
331	Salesforce, Inc.(a)	58,236
71	SPS Commerce, Inc.(a)	8,494
258	Workday, Inc., Class A(a)	53,328

		400,385

	Specialty Retail – 0.7%
196	American Eagle Outfitters, Inc.	2,962
26	Asbury Automotive Group, Inc.(a)	4,777
5	AutoZone, Inc.(a)	9,777
59	Best Buy Co., Inc.	5,306
87	Boot Barn Holdings, Inc.(a)	7,835
53	Five Below, Inc.(a)	8,326
24	GameStop Corp., Class A(a)	3,002
21	Home Depot, Inc. (The)	6,308
25	Lithia Motors, Inc.	7,078
90	Lowe’s Cos., Inc.	17,796
72	TJX Cos., Inc. (The)	4,412
20	Tractor Supply Co.	4,029
10	Ulta Beauty, Inc.(a)	3,968
56	Williams-Sonoma, Inc.	7,307

		92,883

	Technology Hardware, Storage & Peripherals – 0.1%
177	Hewlett Packard Enterprise Co.	2,727
190	HP, Inc.	6,960
116	Seagate Technology Holdings PLC	9,517

		19,204

	Textiles, Apparel & Luxury Goods – 0.4%
50	Crocs, Inc.(a)	3,321
33	Deckers Outdoor Corp.(a)	8,770
31	NIKE, Inc., Class B	3,866
1,299	Under Armour, Inc., Class A(a)	19,953
286	VF Corp.	14,872
169	Wolverine World Wide, Inc.	3,349

		54,131

Shares	Description	Value (†)

Common Stocks – continued
	Thrifts & Mortgage Finance – 0.1%
186	Mr. Cooper Group, Inc.(a)	$8,364

	Trading Companies & Distributors – 0.0%
55	GATX Corp.	5,686

	Water Utilities – 0.1%
35	American Water Works Co., Inc.	5,393
180	Essential Utilities, Inc.	8,057

		13,450

	Wireless Telecommunication Services – 0.2%
178	T-Mobile US, Inc.(a)	21,919

	Total Common Stocks (Identified Cost $6,017,820)	5,894,733

Principal Amount

Bonds and Notes – 14.9%
	Automotive – 0.3%
$ 20,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	19,734
6,000	Lear Corp., 4.250%, 5/15/2029	5,800
12,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	10,627

		36,161

	Banking – 2.4%
19,000	American Express Co., 3.700%, 8/03/2023	19,210
22,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	20,933
20,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	20,205
13,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	13,019
23,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	20,537
22,000	Citigroup, Inc., 4.600%, 3/09/2026	22,155
20,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	19,917
21,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	20,815
24,000	KeyCorp, MTN, 2.550%, 10/01/2029	21,406
11,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	10,471
12,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	11,875
13,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	11,573

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Banking – continued
$ 21,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	$20,172
13,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	12,780
13,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	12,920
16,000	State Street Corp., 2.400%, 1/24/2030	14,368
12,000	Toronto-Dominion Bank (The), GMTN, 2.450%, 1/12/2032	10,306
23,000	Truist Bank, 3.200%, 4/01/2024	23,014
24,000	Westpac Banking Corp., 2.350%, 2/19/2025	23,333

		329,009

	Brokerage – 0.3%
22,000	BlackRock, Inc., 2.400%, 4/30/2030	19,691
23,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	17,558

		37,249

	Building Materials – 0.2%
22,000	Owens Corning, 3.950%, 8/15/2029	21,515

	Chemicals – 0.0%
6,000	LYB International Finance BV, 5.250%, 7/15/2043	6,053

	Construction Machinery – 0.2%
24,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	23,447

	Diversified Manufacturing – 0.2%
21,000	3M Co., 3.050%, 4/15/2030	19,714
13,000	Emerson Electric Co., 2.000%, 12/21/2028	11,620

		31,334

	Electric – 0.8%
20,000	Duke Energy Corp., 3.750%, 4/15/2024	20,143
25,000	Entergy Corp., 0.900%, 9/15/2025	22,631
12,000	Exelon Corp., 4.050%, 4/15/2030	11,742
24,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	20,502
11,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	10,187

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Electric – continued
$ 5,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	$4,324
20,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	19,596

		109,125

	Environmental – 0.1%
14,000	Republic Services, Inc., 1.450%, 2/15/2031	11,123
6,000	Waste Management, Inc., 2.950%, 6/01/2041	4,910

		16,033

	Finance Companies – 0.2%
12,000	Ares Capital Corp., 3.250%, 7/15/2025	11,426
14,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	12,415

		23,841

	Financial Other – 0.1%
13,000	ORIX Corp., 2.900%, 7/18/2022	13,028

	Food & Beverage – 0.5%
24,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	21,861
19,000	General Mills, Inc., 4.000%, 4/17/2025	19,269
11,000	Mondelez International, Inc., 2.750%, 4/13/2030	9,827
23,000	PepsiCo, Inc., 2.750%, 3/19/2030	21,326

		72,283

	Government Owned - No Guarantee – 0.3%
34,000	Federal National Mortgage Association, 6.625%, 11/15/2030	42,659

	Health Insurance – 0.3%
19,000	Anthem, Inc., 4.101%, 3/01/2028	18,984
15,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	17,170

		36,154

	Healthcare – 0.3%
10,000	Cigna Corp., 3.750%, 7/15/2023	10,085
4,000	CVS Health Corp., 4.300%, 3/25/2028	4,018
12,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	11,634

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Healthcare – continued
$ 12,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	$11,660
11,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	9,820

		47,217

	Integrated Energy – 0.4%
20,000	BP Capital Markets PLC, 3.814%, 2/10/2024	20,175
23,000	Exxon Mobil Corp., 2.992%, 3/19/2025	22,772
15,000	Shell International Finance BV, 6.375%, 12/15/2038	18,344

		61,291

	Life Insurance – 0.0%
6,000	Athene Holding Ltd., 6.150%, 4/03/2030	6,309

	Midstream – 0.1%
20,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	20,213

	Mortgage Related – 2.8%
78,500	FHLMC, 2.500%, with various maturities from 2051 to 2052(b)	71,722
36,262	FHLMC, 3.000%, with various maturities from 2049 to 2052(b)	34,248
20,000	FHLMC, 3.500%, 5/01/2052	19,430
94,163	FNMA, 2.000%, with various maturities from 2050 to 2051(b)	83,233
86,681	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	79,244
60,937	FNMA, 3.000%, with various maturities from 2034 to 2051(b)	57,871
31,736	FNMA, 3.500%, with various maturities from 2049 to 2052(b)	30,862
2,802	FNMA, 4.000%, with various maturities from 2049 to 2050(b)	2,791
2,935	FNMA, 4.500%, with various maturities from 2048 to 2049(b)	2,994

		382,395

	Natural Gas – 0.2%
25,000	NiSource, Inc., 0.950%, 8/15/2025	22,671

	Pharmaceuticals – 0.3%
21,000	AbbVie, Inc., 3.600%, 5/14/2025	20,863
10,000	Biogen, Inc., 2.250%, 5/01/2030	8,360

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Pharmaceuticals – continued
$ 12,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	$11,633
7,000	Viatris, Inc., 3.850%, 6/22/2040	5,450

		46,306

	Property & Casualty Insurance – 0.0%
6,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	5,431

	Railroads – 0.1%
21,000	CSX Corp., 2.600%, 11/01/2026	20,031

	REITs - Apartments – 0.1%
12,000	Essex Portfolio LP, 3.000%, 1/15/2030	10,965

	REITs - Health Care – 0.1%
12,000	Welltower, Inc., 2.800%, 6/01/2031	10,613

	REITs - Office Property – 0.4%
22,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	21,916
12,000	Boston Properties LP, 2.750%, 10/01/2026	11,348
23,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	20,147

		53,411

	REITs - Single Tenant – 0.1%
6,000	Realty Income Corp., 3.400%, 1/15/2028	5,783
6,000	Spirit Realty LP, 2.700%, 2/15/2032	5,032

		10,815

	REITs - Warehouse/Industrials – 0.1%
14,000	Prologis LP, 1.250%, 10/15/2030	11,315

	Restaurants – 0.1%
22,000	Starbucks Corp., 2.250%, 3/12/2030	18,825

	Retailers – 0.2%
11,000	Amazon.com, Inc., 3.875%, 8/22/2037	10,708
25,000	TJX Cos., Inc. (The), 1.150%, 5/15/2028	21,406

		32,114

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Technology – 0.9%
$ 19,000	Apple, Inc., 2.500%, 2/09/2025	$18,737
10,000	Broadcom, Inc., 4.926%, 5/15/2037, 144A	9,349
12,000	HP, Inc., 3.000%, 6/17/2027	11,249
12,000	Intel Corp., 2.450%, 11/15/2029	10,862
23,000	International Business Machines Corp., 4.000%, 6/20/2042	21,048
13,000	NVIDIA Corp., 2.850%, 4/01/2030	12,104
20,000	Oracle Corp., 2.950%, 5/15/2025	19,350
24,000	QUALCOMM, Inc., 1.650%, 5/20/2032	19,450

		122,149

	Treasuries – 2.2%
23,000	U.S. Treasury Bond, 2.250%, 5/15/2041	19,929
20,000	U.S. Treasury Bond, 2.500%, 5/15/2046	17,731
43,000	U.S. Treasury Bond, 2.875%, 11/15/2046	40,949
55,000	U.S. Treasury Bond, 3.000%, 5/15/2045	53,195
30,000	U.S. Treasury Bond, 3.000%, 2/15/2048	29,476
30,000	U.S. Treasury Bond, 3.000%, 2/15/2049	29,766
91,000	U.S. Treasury Note, 0.375%, 11/30/2025	83,070
20,000	U.S. Treasury Note, 2.125%, 12/31/2022	20,048

		294,164

	Utility Other – 0.1%
12,000	Essential Utilities, Inc., 4.276%, 5/01/2049	11,120

	Wireless – 0.2%
20,000	Vodafone Group PLC, 6.150%, 2/27/2037	22,094

	Wirelines – 0.3%
10,000	AT&T, Inc., 3.650%, 6/01/2051	8,104
7,000	AT&T, Inc., 5.250%, 3/01/2037	7,423
19,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.606%, 5/15/2025(c)	19,212

		34,739

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Total Bonds and Notes (Identified Cost $2,267,246)	$2,042,079

Shares

Exchange-Traded Funds – 6.2%
12,330	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $905,365)	851,633

Mutual Funds – 9.1%
28,980	WCM Focused Emerging Markets Fund, Institutional Class	410,353
40,167	WCM Focused International Growth Fund, Institutional Class	829,052

	Total Mutual Funds (Identified Cost $1,523,006)	1,239,405

Affiliated Mutual Funds – 24.0%
64,922	Loomis Sayles Inflation Protected Securities Fund, Class N	719,990
69,679	Loomis Sayles Limited Term Government and Agency Fund, Class N	762,990
105,109	Mirova Global Green Bond Fund, Class N	953,336
73,277	Mirova International Sustainable Equity Fund, Class N	849,285

	Total Affiliated Mutual Funds (Identified Cost $3,643,241)	3,285,601

Principal Amount

Short-Term Investments – 3.1%
$ 416,842	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/29/2022 at 0.000% to be repurchased at $416,842 on 5/02/2022 collateralized by $345,100 U.S. Treasury Note, 1.000% due 7/31/2028 valued at $308,585; $89,800 U.S. Treasury Note, 2.875% due 8/15/2028 valued at $90,191; $26,100 U.S. Treasury Note, 3.125% due 11/15/2028 valued at $26,826 including accrued interest(d) (Identified Cost $416,842)	416,842

	Total Investments – 100.4% (Identified Cost $14,773,520)	13,730,293
	Other assets less liabilities – (0.4)%	(52,558)

	Net Assets – 100.0%	$13,677,735

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of April 30, 2022 is disclosed.
(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of April 30, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the value of Rule 144A holdings amounted to $19,820 or 0.1% of net assets.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2022, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2022	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$774,757	$157,356	$176,297	$12,652	$(48,478)	$719,990	64,922	$9,475
Loomis Sayles Limited Term Government and Agency Fund, Class N	812,570	165,719	192,658	(3,695)	(18,946)	762,990	69,679	1,753
Mirova Global Green Bond Fund, Class N	1,028,726	252,694	232,539	(20,751)	(74,794)	953,336	105,109	15,600
Mirova International Sustainable Equity Fund, Class N	937,483	207,758	188,749	7,676	(114,883)	849,285	73,277	—

	$3,553,536	$783,527	$790,243	$(4,118)	$(257,101)	$3,285,601	312,987	$26,828

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$5,894,733	$—	$—	$5,894,733
Bonds and Notes*	—	2,042,079	—	2,042,079
Exchange-Traded Funds	851,633	—	—	851,633
Mutual Funds	1,239,405	—	—	1,239,405
Affiliated Mutual Funds	3,285,601	—	—	3,285,601
Short-Term Investments	—	416,842	—	416,842

Total	$11,271,372	$2,458,921	$—	$13,730,293

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2022 (Unaudited)

Equity	64.6%
Fixed Income	32.7
Short-Term Investments	3.1

Total Investments	100.4
Other assets less liabilities	(0.4)

Net Assets	100.0%